Income and Excise Taxes - Distributions Paid to Shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Ordinary income	$ 347,088	$ 53,166
Capital gains	0	0
Total	$ 347,088	$ 53,166
Dividends | Interest Related Dividends | Dividend Concentration Risk
Investment Company, Changes in Net Assets [Line Items]
Composition, percent of fair value	92.40%
Dividends | O 2023 A Dividends | Dividend Concentration Risk
Investment Company, Changes in Net Assets [Line Items]
Composition, percent of fair value		100.00%